Fair Value Measurements (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Gains included in earnings attributable to change in unrealized gains or losses	$ 66,000	$ 723,000
Impaired loans with a specific allowance	7,438,000	16,266,000
Specific allowance related to impaired loans	1,749,000	4,796,000
Impaired financing receivable charge offs	$ 5,400,000	$ 3,200,000